Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings/(Loss) Per Share	Earnings/(loss) per share
Basic earnings/(loss) per share
Basic earnings/(loss) per share is calculated by dividing the net income attributable to shareholders by the weighted number of ordinary shares in issue during the year.

	2023	2022	2021
Ordinary shares in issue (000)	618 072	616 526	616 052
Adjustment for weighted number of ordinary shares in issue (000)	(428)	(121)	(5 582)
Weighted number of ordinary shares in issue (000)	617 644	616 405	610 470
Adjustment for weighted number of treasury shares (000)[1,2]	(47)	(3 950)	(6 184)
Basic weighted average number of ordinary shares in issue (000)	617 597	612 455	604 286

	SA Rand
	2023	2022	2021
Total net profit/(loss) attributable to shareholders (million)	4 820	(1 052)	5 087
Total basic earnings/(loss) per share (cents)	780	(172)	842
[1] These are the weighted number of treasury shares for the years presented. Refer to note 24 for the actual number of treasury shares that are in issue.
[2] During 2022, the lock-in period expired for the Harmony ESOP Trust (Sisonke Scheme). Settlements and share distributions were made and the shares were no longer classified as treasury shares. For the 2022 year, the impact of the shares on the basic weighted average number of shares was 3 902 418 (2021: 6 137 053).
13    Earnings/(loss) per share continued
Diluted earnings/(loss) per share
For diluted earnings/(loss) per share, the weighted average number of ordinary shares in issue is adjusted to assume conversion of all potential dilutive ordinary shares as a result of share options granted to employees under the share option schemes in issue. A calculation is performed to determine the number of shares that could have been acquired at fair value, determined as the average annual market share price of the company's shares, based on the monetary value of the subscription rights attached to the outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	2023	2022	2021
Weighted average number of ordinary shares in issue (000)	617 597	612 455	604 286
Potential ordinary shares (000)[1,2]	2 877	2 159	12 099
Weighted average number of ordinary shares for diluted earnings per share (000)[1]	620 474	614 614	616 385

	SA Rand
	2023	2022	2021
Total diluted earnings/(loss) per share (cents)	777	(172)	825
[1] The inclusion of the share options as potential ordinary shares had a dilutive effect on earnings per share in 2023 and 2021, whereas it had the opposite effect in 2022 due to the net loss attributable to shareholders.
[2] The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
Dividends

Accounting policy
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in South African Rand.

Cash flows from dividends paid are classified under financing activities in the cash flow statement.

•The board did not declare an interim ordinary dividend for the year ended 30 June 2023 (2022: 40 SA cents and R247 million was paid on 11 April 2022) (2021: 110 SA cents and R677 million was paid on 19 April 2021).
•For the 2022 year, a final dividend of 22 SA cents (2021: 27 SA cents), was declared by the board, amounting to R136 million which was paid on 17 October 2022. For 2021, an amount of R167 million was paid on 18 October 2021.
•The board declared a final ordinary dividend of 75 SA cents for the year ended 30 June 2023 on 29 August 2023, which was paid on 16 October 2023.
•Harmony declares an annual preference share dividend to the Harmony Gold Community Trust (the Trust). The board declared a preference dividend of R9 million which was paid to the Trust on 15 August 2023 (2022 and 2021: R9 million on 11 August 2022 and 10 August 2021 respectively).
•During 2023, dividend payments of R18 million were made to the non-controlling interest holders in Tswelopele Beneficiation Operation (Proprietary) Limited (TBO) (2022: R16 million) (2021: R7 million).

	SA Rand
	2023	2022	2021
Dividends declared (millions)	136	414	677
Dividend per share (cents)	22	67	110